Summary of Deferred Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ 502	$ 258
Deferred income tax expense (recovery), other comprehensive income	(423)	(99)
Deferred income tax expense (recovery), business combination and other	(15)	(20)
Total deferred income tax expense (recovery)	64	139
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	32	335
Total deferred income tax expense (recovery)	32	335
Trading loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	7	9
Total deferred income tax expense (recovery)	7	9
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	55	(46)
Deferred income tax expense (recovery), other comprehensive income	51	17
Total deferred income tax expense (recovery)	106	(29)
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	7	27
Total deferred income tax expense (recovery)	7	27
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(6)	98
Total deferred income tax expense (recovery)	(6)	98
Land, buildings, equipment, and other depreciable assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(134)	(35)
Total deferred income tax expense (recovery)	(134)	(35)
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(12)	25
Deferred income tax expense (recovery), business combination and other	(15)	(20)
Total deferred income tax expense (recovery)	(27)	5
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	251	(14)
Deferred income tax expense (recovery), other comprehensive income	(713)	(733)
Total deferred income tax expense (recovery)	(462)	(747)
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(130)	(26)
Deferred income tax expense (recovery), other comprehensive income	239	617
Total deferred income tax expense (recovery)	109	591
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	179	(25)
Total deferred income tax expense (recovery)	179	(25)
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	229	(95)
Total deferred income tax expense (recovery)	229	(95)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	24	5
Total deferred income tax expense (recovery)	$ 24	$ 5